Prepaids, Deposits and Advances (Details) - Schedule of Prepaids and Advances - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Prepaids and Advances [Abstract]
Prepaid expenses	$ 935	$ 1,404
Deposits	47	109
Other advances	1,686	1,661
Total	$ 2,668	$ 3,174